                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2005
                                                 -----------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
              -----------------------
Address:      1700 BROADWAY
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              35TH FLOOR
              ----------
              NEW YORK, NEW YORK 10019
              ------------------------

Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         MARK BRENNAN
              ------------
Title:        TREASURER
              ---------
Phone:        732-249-6750
              ------------

Signature, Place, and Date of Signing:

           /s/ MARK BRENNAN      EAST BRUNSWICK, NEW JERSEY    FEBRUARY 14, 2006
           ----------------      --------------------------    -----------------
             [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          19
                                                 --

Form 13F Information Table Value Total:          $360,027
                                                 --------
                                               (thousands)

List of Other Included Managers:                 NONE
                                                 ----



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                      FORM 13F INFORMATION TABLE (12/31/05)

             COLUMN 1        COLUMN 2       COLUMN 3 COLUMN 4                  COLUMN 5   COLUMN 6   COLUMN 7         COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                   SHRS OR PRN  SH/  PUT/ INVESTMENT OTHER
NAME OF ISSUER               TITLE OF CLASS CUSIP    VALUE (X1000) AMOUNT       PRN  CALL DISCROTHER MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aquila Inc                   Common Stock   03840P102    17,701    4,916,933.00 SH          SOLE              4,916,933      0    0
------------------------------------------------------------------------------------------------------------------------------------
Cheniere Energy              Common Stock   16411R208     6,223      167,200.00 SH          SOLE                167,200      0    0
------------------------------------------------------------------------------------------------------------------------------------
Cinergy                      Common Stock   172474108    30,868      727,000.00 SH          SOLE                727,000      0    0
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp              Common Stock   125896100    29,528    2,035,000.00 SH          SOLE              2,035,000      0    0
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp              Put/Call       125896900       176        7,800.00 SH   CALL   SOLE                  7,800      0    0
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group I Common Stock   210371100    29,583      513,600.00 SH          SOLE                513,600      0    0
------------------------------------------------------------------------------------------------------------------------------------
Covanta Holdings Corp        Common Stock   22282E102       194       12,900.00 SH          SOLE                 12,900      0    0
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp             Common Stock   264399106     1,617       58,900.00 SH          SOLE                 58,900      0    0
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric             Common Stock   283677854     5,929      281,805.00 SH          SOLE                281,805      0    0
------------------------------------------------------------------------------------------------------------------------------------
Entergy Corp                 Common Stock   29364G103    37,696      549,100.00 SH          SOLE                549,100      0    0
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp                  Common Stock   30161N101    11,497      216,344.00 SH          SOLE                216,344      0    0
------------------------------------------------------------------------------------------------------------------------------------
Keyspan Corp                 Common Stock   49337W100    14,062      394,000.00 SH          SOLE                394,000      0    0
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy Inc               Common Stock   629377508    37,187      789,200.00 SH          SOLE                789,200      0    0
------------------------------------------------------------------------------------------------------------------------------------
PPL Corp                     Common Stock   69351T106     7,665      260,700.00 SH          SOLE                260,700      0    0
------------------------------------------------------------------------------------------------------------------------------------
Puget Energy Inc             Common Stock   745310102    13,810      676,300.00 SH          SOLE                676,300      0    0
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc.          Common Stock   75952B105    33,960    3,290,700.00 SH          SOLE              3,290,700      0    0
------------------------------------------------------------------------------------------------------------------------------------
Southern Union Co.           Common Stock   844030106     8,939      378,310.00 SH          SOLE                378,310      0    0
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp                     Common Stock   873168108    38,024      757,600.00 SH          SOLE                757,600      0    0
------------------------------------------------------------------------------------------------------------------------------------
Unisource Energy Corp        Common Stock   909205106    35,368    1,133,600.00 SH          SOLE              1,133,600      0    0
------------------------------------------------------------------------------------------------------------------------------------

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                                                        360,027                                              17,166,992
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